UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number    811-09281
                                                ------------------

                          Hilliard Lyons Research Trust
           ----------------------------------------------------------
              (Exact name of registrant as specified in charter)

                             501 South 4th Street
                              Louisville, KY 40202
           ----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             Joseph C. Curry, Jr.
                             501 South 4th Street
                             Louisville, KY 40202
           ----------------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: 800-444-1854
                                                          -------------

                       Date of fiscal year end: June 30
                                               --------

                  Date of reporting period: December 31, 2004
                                           ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

[GRAPHIC OMITTED]
HILLIARD LYONS


                               [GRAPHIC OMITTED]
                                  SENBANC FUND

                                    SENBANC




                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 2004
                                  (UNAUDITED)



                       J.J.B. HILLIARD, W.L. LYONS, INC.
                             HILLIARD LYONS CENTER
                           LOUISVILLE, KENTUCKY 40202
                                 (502) 588-8400
                                 (800) 444-1854

SIX MONTHS ENDED DECEMBER 31, 2004


TO: SHAREHOLDERS OF SENBANC FUND

For the 2004 calendar year, your Fund's total return was 11.9%. For the fiscal first six months ended December 31, 2004, your Fund's total return was 11.3%. For the quarter ended December 31, 2004 (our second fiscal quarter), your Fund's total return was 7.7%. Your Fund's three year annualized rate of return through December 31, 2004, was 21.1%. Your Fund's five year annualized rate of return through December 31, 2004, was 20.1%. These rates of return exclude sales charges; if reflected, sales charges would have reduced the performance of the Fund. As of December 31, 2004, over $200 million was invested among 40 bank stocks, and cash and cash equivalents represented approximately 20.0% of your Fund's $250.9 million of net assets.

For the six months and twelve  months  ending  December 31,  2004,  Senbanc Fund
outperformed   the  S&P  500  Index  by  4.1  and  by  1.0  percentage   points,
respectively.

This past year has seen a continuation of an economic expansion begun in early 1990, interrupted by only five down quarters for Gross Domestic Product (GDP) -- three of which came in 2001. Talk of an economic recovery misses this point. A robust economy reduced the National Debt and the Federal Deficit as a proportion of America's GDP. Short-term interest rates changed direction but hovered close to their forty-year lows. Inflation for the year remained at a level lower than interest rates. The U.S. Dollar lost ground relative to the Euro and other major currencies, making our exports less expensive. Enhanced productivity increased corporate profits.

These positive developments were eclipsed by investors' fears that none of this could last; when the reality is that the economy has faced adversity and has overcome it.

Bank stock prices started the year off strong, but in March the three year long slide in interest rates was reversed, and prices collapsed. At this point, your Fund was carrying its largest cash position in its five-year history, and this cushioned the blow; Senbanc's Net Asset Value (NAV) dropped by six percentage points, dipping only temporarily below the starting point for the year. Interestingly, the only comparable drop in bank stock prices and Senbanc's NAV in the last five years was an approximately eight percentage point decline in price for both that occurred in early 2002 -- the last time that interest rates changed direction. Between May and August of 2004 your Fund's price traded in a narrow range, remaining nearly unchanged, and inflows of new money into the Fund shrank from a monthly peak of $14 million prior to the rate change in March, to net redemptions in July. Our disciplined investment approach required that we continue to invest one sixth of our cash each month, and by August we had reduced our cash position by 40% from March levels -- just prior to a recovery of bank stock prices through year end when your Fund's NAV reached its highest level.

Now Senbanc's portfolio has forty names in it, a large proportion of which were added during the period of lower prices in the middle of 2004. We believe that this portfolio, as it matures, can contribute to the performance your Fund has enjoyed so far by investing in well-run companies at attractive prices.

                                 Yours very truly,

                                 /s/ James M. Rogers

                                 JAMES M. ROGERS
                                 President, Hilliard Lyons Research Trust

                 HILLIARD LYONS RESEARCH TRUST -- SENBANC FUND
       GROWTH OF $10,000 VS. THE NASDAQ BANK INDEX AND THE S&P 500 INDEX

--------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS (AS OF 12/31/2004)

                                          Six                    Since
                                         Months      1 Year    Inception*
                                         ------      ------    ----------
Senbanc Fund (N.A.V.)                     11.3%      11.9%       16.4%
Senbanc Fund (Load)                        8.8%       9.3%       15.9%
Masdaq Bank Index**                       11.9%      13.7%       13.2%
S&P 500 Index**                            7.2%      10.9%       (1.1)%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                Senbanc Fund     Senbanc Fund    Nasdaq Bank
                  (N.A.V.)          (Load)          Index      S&P 500 Index
                ------------     ------------    -----------   -------------

7/08/99           $10,000          $ 9,775         $10,000        $10,000
6/30/00             8,780            8,582           8,276         10,553
6/30/01            12,436           12,156          11,927          8,988
6/30/02            15,128           14,788          13,918          7,371
6/30/03            17,528           17,134          14,571          7,389
6/30/04            20,655           20,191          17,655          8,802
12/31/04           22,994           22,476          19,760          9,435

   Past performance is no guarantee of future results. The Senbanc Fund (Load and N.A.V.) returns assume reinvestment of all distributions. The Senbanc Fund (Load) return reflects the maximum sales charge of 2.25%. An expense limitation was in place for the Fund from July 8, 1999 (inception) through February 28, 2003. Performance would have been lower absent the expense limitation.

   The Fund may have invested in stocks that experienced significant gains; there is no guarantee that these gains will continue. As a non-diversified fund, a greater percentage of the Fund's portfolio may be invested in one company's securities than the portfolio of a diversified fund. As a result, the Fund may experience greater volatility in investment performance.

   The performance in the above table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

*  The Fund commenced operations on July 8, 1999.

** The Nasdaq Bank Index is an unmanaged  index of unlisted  banks.  The S&P 500
   Index is an unmanaged stock market index. The index returns assume reinvestment of all dividends but, unlike the Fund, do not include any expenses associated with operating a mutual fund.


QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments is provided in compliance with such requirement.

             Savings, Credit and Other Financial Institutions ...       72.3%
             U.S. Government Agency Obligations .................       19.9
             State and National Banks ...........................        7.8
                                                                     -------
                                                                       100.0%
                                                                     =======

FUND EXPENSE EXAMPLES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                  Beginning Account    Ending Account       Expenses Paid
                                                        Value               Value          During Period*
                                                       7/1/04             12/31/04         7/1/04-12/31/04
                                                  -----------------    --------------      ---------------
             Actual ........................           $1,000             $1,113.22             $6.73
             Hypothetical (5% return
               before expenses) ............           $1,000             $1,018.80             $6.44

*  Expenses are equal to the Fund's  annualized  expense ratio of 1.27%  multiplied by the average account value of over the period, multiplied by 184/365 (to reflect the one-half year period).

                                  SENBANC FUND
                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                                DECEMBER 31, 2004

COMMON STOCK -- 80.2%
--------------------------------------------------------------------------------
                                                                         MARKET
SHARES           DESCRIPTION                                              VALUE
------           -----------                                             ------

                 SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 72.4%
                 ---------------------------------------------------------------
         9,000   ABC Bancorp ...................................   $    189,000
       133,200   BancorpSouth, Inc. ............................      3,246,084
        69,900   Bank of America Corp. .........................      3,284,601
       113,000   BNCCORP, Inc.* ................................      1,875,800
       147,000   C&F Financial Corp. ...........................      5,902,050
        20,100   Camden National Corp. .........................        792,141
        36,700   Capital Bank Corp. ............................        673,812
        44,100   Central Pacific Financial Corp. ...............      1,595,097
        21,920   Chemical Financial Corp. ......................        940,807
        22,700   Citigroup, Inc. ...............................      1,093,686
        28,700   City Holding Co. ..............................      1,040,088
        25,400   Community Bank System, Inc. ...................        717,550
       214,900   First Mariner Bancorp, Inc.* ..................      3,773,644
       162,865   FNB Financial Services Corp. ..................      3,713,322
       346,100   Fremont General Corp. .........................      8,714,798
       342,400   Greater Bay Bancorp ...........................      9,546,112
       269,600   Intervest Bancshares Corp.* ...................      5,321,634
       396,600   Irwin Financial Corp. .........................     11,259,474
       216,900   J.P. Morgan Chase & Co. .......................      8,461,269
       360,400   KeyCorp .......................................     12,217,560
        22,680   Leesport Financial Corp. ......................        569,268
        62,094   MainSource Financial Group, Inc. ..............      1,482,801
       130,200   National Bankshares, Inc. .....................      6,968,304
       299,800   National City Corp. ...........................     11,257,490
       302,018   Northrim BanCorp, Inc. ........................      7,097,423
        21,793   Old Point Financial Corp. .....................        757,307
       120,450   Oriental Financial Group, Inc. ................      3,409,940
       442,200   PAB Bankshares, Inc. ..........................      5,797,242
        98,200   Penns Woods Bancorp, Inc. .....................      4,729,312
        13,000   Princeton National Bancorp, Inc. ..............        376,350
       221,800   Regions Financial Corp. .......................      7,893,862
       503,041   Sun Bancorp, Inc.* (NJ) .......................     12,565,964
       165,500   U.S. Bancorp ..................................      5,183,460
        72,900   Union Bankshares Corp. ........................      2,801,547
        56,600   UnionBanCal Corp. .............................      3,649,568
       270,000   United Security Bancshares, Inc. ..............      9,020,700

                                  SENBANC FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                   (UNAUDITED)
                                DECEMBER 31, 2004

COMMON STOCK (CONTINUED)

                                                                         MARKET
SHARES           DESCRIPTION                                              VALUE
------           -----------                                             ------

                 SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS (CONTINUED)
                 ---------------------------------------------------------------

       238,942   Wachovia Corp. ................................   $ 12,568,349
        64,800   Washington Banking Co. ........................      1,176,120
                                                                   ------------
                                                                    181,663,536
                                                                   ------------
                 STATE & NATIONAL BANKS -- 7.8%
                 ---------------------------------------------------------------
       334,600   Capital Crossing Bank* ........................     10,268,874
       287,600   The South Financial Group, Inc. ...............      9,355,628
                                                                   ------------
                                                                     19,624,502
                                                                   ------------
                    TOTAL COMMON STOCK (COST $166,952,665) .....    201,288,038
                                                                   ------------
PRINCIPAL
---------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.0%
                 ---------------------------------------------------------------
    50,038,000   Federal Home Loan Banks
                 1.25%, 01/03/05 ...............................     50,034,525
                                                                   ------------
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                    (COST $50,034,525) .........................     50,034,525
                                                                   ------------
                    TOTAL INVESTMENTS -- 100.2%
                    (COST $216,987,190) ........................    251,322,563
                                                                   ------------
                    LIABILITIES IN EXCESS OF OTHER
                    ASSETS -- (0.2%) ...........................       (460,763)
                                                                   ------------
                    NET ASSETS -- 100% .........................   $250,861,800
                                                                   ============

The percentage shown for each investment category is the value of that category as a percentage of the total net assets of the Fund.

*Non-income producing security.

                       See notes to financial statements.

                                  SENBANC FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                   (UNAUDITED)
                                DECEMBER 31, 2004


ASSETS:

Investment in securities, at market value
   (cost $216,987,190) ..............................................     $251,322,563
Cash ................................................................            5,524
Receivable for:
   Dividends and interest ...........................................          318,490
   Capital shares sold ..............................................          971,260
Other assets ........................................................           41,549
                                                                          ------------
        Total Assets ................................................      252,659,386
                                                                          ------------
LIABILITIES:

Payables for:
   Capital shares redeemed ..........................................          229,774
   Investment securities purchased ..................................        1,151,497
   Advisory fees ....................................................          124,710
   Distribution fees ................................................          191,365
   Professional fees ................................................           35,103
   Accounting/Administration fees ...................................           22,863
   Trustees' fees ...................................................            2,626
   Transfer agent fees ..............................................           20,461
   Custodian fees ...................................................            3,171
   Net income distributions .........................................              222
Accrued expenses ....................................................           15,794
                                                                          ------------
        Total Liabilities ...........................................        1,797,586
                                                                          ------------
NET ASSETS ..........................................................     $250,861,800
                                                                          ============
NET ASSETS CONSIST OF:
Paid-in capital .....................................................     $214,985,603
Undistributed net investment income .................................            6,549
Accumulated net realized gain on investments ........................        1,534,275
Net unrealized appreciation on investments ..........................       34,335,373
                                                                          ------------
NET ASSETS FOR 14,707,360 SHARES OUTSTANDING ........................     $250,861,800
                                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   ($250,861,800 / 14,707,360 outstanding shares of
   beneficial interest, $0.01 par value, unlimited shares authorized)     $      17.06
                                                                          ============
Maximum offering price per share (100/97.75 of $17.06) ..............     $      17.45
                                                                          ============

                       See notes to financial statements.

                                  SENBANC FUND
                             STATEMENT OF OPERATIONS


                                                                           FOR THE SIX
                                                                           MONTHS ENDED
                                                                           DECEMBER 31,
                                                                               2004
                                                                            (UNAUDITED)
                                                                           ------------
INVESTMENT INCOME:

     Dividends (net of $2,247 foreign taxes withheld) ................     $ 1,996,613
     Interest ........................................................         448,816
                                                                           -----------
          Total income ...............................................       2,445,429
                                                                           -----------

EXPENSES:

     Advisory fees ...................................................         691,430
     Distribution fees ...............................................         355,700
     Accounting/Administration fees ..................................         126,762
     Transfer agent fees .............................................         110,875
     Custodian fees ..................................................          19,110
     Professional fees ...............................................          54,840
     Shareholder reports .............................................          27,623
     Registration fees ...............................................          16,818
     Trustees' fees ..................................................          21,626
     Miscellaneous ...................................................          41,156
                                                                           -----------
          Total expenses .............................................       1,465,940
                                                                           -----------
NET INVESTMENT INCOME ................................................         979,489
                                                                           -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain on investments ................................       6,059,644
     Net change in unrealized appreciation/depreciation on investments      17,917,253
                                                                           -----------
     Net realized and unrealized gain on investments .................      23,976,897
                                                                           -----------
     Net increase in net assets resulting from operations ............     $24,956,386
                                                                           ===========

                       See notes to financial statements.

                                  SENBANC FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                        FOR THE SIX
                                                                                        MONTHS ENDED         FOR THE
                                                                                        DECEMBER 31,       FISCAL YEAR
                                                                                            2004              ENDED
                                                                                        (UNAUDITED)       JUNE 30, 2004
                                                                                        ------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income .........................................................    $    979,489      $    488,798
     Net realized gain on investments ..............................................       6,059,644        15,679,561
     Net change in unrealized appreciation/depreciation on investments .............      17,917,253         5,520,123
                                                                                        ------------      ------------
          Net increase in net assets resulting from operations .....................      24,956,386        21,688,482
                                                                                        ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income .........................................................      (1,300,927)         (160,811)
     Net realized gain on investments ..............................................     (16,865,933)       (9,039,342)
                                                                                        ------------      ------------
          Total distributions ......................................................     (18,166,860)       (9,200,153)
                                                                                        ------------      ------------

FROM SHARE TRANSACTIONS (A):
     Proceeds from shares sold .....................................................      21,716,093       108,246,902
     Reinvestment of distributions .................................................      17,258,394         8,852,815
     Shares redeemed ...............................................................     (12,396,015)      (16,931,163)
                                                                                        ------------      ------------
          Net increase in net assets from share transactions .......................      26,578,472       100,168,554
                                                                                        ------------      ------------
TOTAL INCREASE IN NET ASSETS .......................................................      33,367,998       112,656,883
                                                                                        ------------      ------------

NET ASSETS:
     Beginning of period ...........................................................     217,493,802       104,836,919
                                                                                        ------------      ------------
     End of period .................................................................    $250,861,800      $217,493,802
                                                                                        ============      ============
     Undistributed net investment income, end of period ............................    $      6,549      $    327,987
                                                                                        ============      ============


                                                                                                    SHARES
                                                                                        ------------------------------
(A) TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
     Shares sold                                                                           1,261,576         6,572,827
     Reinvestment of distributions                                                         1,021,811           547,484
     Shares redeemed                                                                        (726,292)       (1,025,990)
                                                                                        ------------      ------------
          Net increase in shares                                                           1,557,095         6,094,321
                                                                                        ============      ============

                       See notes to financial statements.

                                  SENBANC FUND
                              FINANCIAL HIGHLIGHTS


                                            FOR THE SIX
                                            MONTHS ENDED                FOR THE FISCAL YEARS ENDED          FOR THE PERIOD
                                            DECEMBER 31,   ------------------------------------------        JULY 8, 1999*
                                               2004        JUNE 30,      JUNE 30,     JUNE 30,     JUNE 30,     THROUGH
                                            (UNAUDITED)      2004          2003         2002         2001    JUNE 30, 2000
                                            ------------   --------      --------    --------      -------  --------------
Net asset value:
   Beginning of period ...................    $ 16.54       $ 14.86       $ 13.47     $ 12.05       $ 8.62      $ 10.00
                                              -------       -------       -------     -------       ------      -------
Net investment income (loss) .............       0.07          0.04         (0.01)       0.03+        0.18         0.16
Net realized and unrealized
   gain (loss) on investments ............       1.79          2.59          2.05        2.38+        3.38        (1.38)
                                              -------       -------       -------     -------       ------      -------
Total from investment operations .........       1.86          2.63          2.04        2.41         3.56        (1.22)
                                              -------       -------       -------     -------       ------      -------
Less distributions from:
Net investment income ....................      (0.10)        (0.02)        (0.01)      (0.11)       (0.06)       (0.16)
Net realized gain on investments .........      (1.24)        (0.93)        (0.64)      (0.88)       (0.07)       --
                                              -------       -------       -------     -------       ------      -------
Total distributions ......................      (1.34)        (0.95)        (0.65)      (0.99)       (0.13)       (0.16)
                                              -------       -------       -------     -------       ------      -------
Net asset value:
   End of period .........................    $ 17.06       $ 16.54       $ 14.86     $ 13.47      $ 12.05       $ 8.62
                                              =======       =======       =======     =======       ======      =======
Total investment return (excludes
   sales charge) .........................      11.32%**      17.84%        15.87%      21.64%       41.64%      (12.20)%**


SIGNIFICANT RATIOS AND SUPPLEMENTAL DATA
Ratio of operating expenses to
   average net assets, including
   waivers ...............................       1.27%***      1.25%         1.64%       1.75%        1.75%        1.75%***
Ratio of operating expenses to
   average net assets, excluding
   waivers ...............................       1.27%***      1.25%         1.64%       2.01%        2.75%        2.75%***
Ratio of net investment income
   (loss) to average net assets,
   including waivers .....................       0.85%***      0.29%        (0.13)%      0.13%        1.74%        1.98%***
Ratio of net investment income
   (loss) to average net assets,
   excluding waivers .....................       0.85%***      0.29%        (0.13)%     (0.13)%       0.74%        0.98%***
Portfolio turnover rate ..................      15.27%**      51.01%        60.14%      40.27%       43.15%       12.93%**
Net assets, end of period
   (000's omitted) .......................   $250,862      $217,494      $104,837     $49,638      $25,241      $16,773

*   Commencement of operations.
**  Not annualized.
*** Annualized.
+   Calculated based on average shares outstanding.

                       See notes to financial statements.

                                  SENBANC FUND
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)
                                DECEMBER 31, 2004


1. DESCRIPTION OF THE FUND

Senbanc Fund (the "Fund") is a series of Hilliard Lyons Research Trust (the "Trust"), a non-diversified, open-end management investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares in one or more series or classes as the Board of Trustees may authorize. Currently, the Fund is the only series authorized and outstanding. The Fund commenced operations on July 8, 1999.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Fund.

SECURITY VALUATION: The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The value of all other securities is determined in good faith pursuant to procedures adopted by the Board of Trustees.

FEDERAL INCOME TAXES: The Fund has qualified and intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Accordingly, no provision for U.S. federal income taxes is required.

At December 31, 2004, the tax cost and related gross unrealized appreciation and depreciation were as follows:

             Cost of investments for tax purposes ..............   $216,987,190
                                                                   ------------
             Gross tax unrealized appreciation .................   $ 34,932,578
             Gross tax unrealized depreciation .................       (597,206)
                                                                   ------------
             Net tax unrealized appreciation on investments ....   $ 34,335,373
                                                                   ============

At December 31, 2004, the components of distributable earnings on a tax basis were as follows:

             Undistributed ordinary income .....................     $    6,119
             Undistributed long-term capital gain ..............      1,534,705
                                                                     ----------
                                                                     $1,540,824
                                                                     ==========

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)
                                DECEMBER 31, 2004


DISTRIBUTION OF INCOME AND GAINS: Distributions of net investment income and net realized gains will be made annually. Additional distributions may be made to the extent necessary. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Certain "book/tax" differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise. At December 31, 2004, no reclassification was necessary.

The tax character of distributions paid during the periods ended December 31, 2004 and June 30, 2004 were as follows:

                                               DECEMBER 31, 2004  JUNE 30, 2004
                                               -----------------  -------------
             Distributions paid from:
             Ordinary income ................     $ 6,746,102      $1,473,458
             Long-term capital gain .........      11,420,758       7,726,695
                                                  -----------      ----------
                                                  $18,166,860      $9,200,153
                                                  ===========      ==========

OTHER: Investment security transactions are accounted for on a trade date basis. The Fund uses the specific cost identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


3. PORTFOLIO TRANSACTIONS

During the six-month period ended December 31, 2004, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

             Purchases .........................................  $56,775,120
             Sales .............................................   26,267,822


4. INVESTMENT ADVISORY AND OTHER SERVICES

Hilliard Lyons Research Advisors (the "Advisor"), a division of J.J.B. Hilliard, W.L. Lyons, Inc., provides management and investment advisory services to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Advisor is paid a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets.

PFPC Inc. ("PFPC"), an affiliate of the Advisor, serves as administrator, accounting agent and transfer agent to the Trust pursuant to separate agreements with the Trust.

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)
                                DECEMBER 31, 2004


PFPC Trust Company, an affiliate of the Advisor, serves as Custodian of the assets of the Fund pursuant to a Custody Agreement with the Trust.

J.J.B. Hilliard, W.L. Lyons, Inc. (the "Distributor"), of which the Advisor is a division, manages the Fund's distribution efforts. The Board of Trustees has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), to allow the Fund to reimburse the Distributor for certain expenses incurred in connection with distribution activities. The Trustees have authorized a payment of up to 0.60% of the Fund's average daily net assets annually to reimburse the Distributor for such expenses.

For the six months ended December 31, 2004, the Distributor earned $49,432 for commissions on sales of the Fund's shares.

Mr. Stuckert, a trustee of the Trust, is also an officer and director of the Distributor. Trustees of the Trust who are "interested persons" (as such term is defined in the 1940 Act) of the Trust and officers of the Trust receive no compensation from the Trust.

5. CONTRACTUAL OBLIGATIONS

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


6. INDUSTRY CONCENTRATION RISK

Since the Fund's investments will be concentrated in the banking industry, they will be subject to risks in addition to those that apply to the general equity market. Events may occur that significantly affect the entire banking industry; therefore, the Fund's share value may at times increase or decrease at a faster rate than the share value of a mutual fund with investments in many industries.

                                  SENBANC FUND
                            SUPPLEMENTAL INFORMATION
                                   (UNAUDITED)
                                DECEMBER 31, 2004


PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 800-444-1854, at www.hilliard.com and on the SEC's website at http://www.sec.gov.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    TRUSTEES

   Robert L. Decker                                       John Russell Ray, Jr.
   W. Patrick Mulloy                                      James W. Stuckert

                                    OFFICERS

   James W. Stuckert -- CHAIRMAN
   James M. Rogers -- PRESIDENT AND CEO
   Alan F. Morel -- VICE PRESIDENT
   Joel L. Weiss -- TREASURER AND CFO
   Joseph C. Curry, Jr. -- VICE PRESIDENT, ASST. TREASURER AND CAO Edward J. Veilleux -- CCO
   Jeannie L. Oster -- SECRETARY

                                   DISTRIBUTOR

   J.J.B. Hilliard, W.L. Lyons, Inc.
   501 South 4th Street
   Louisville, KY 40202

                                  TRANSFER AGENT

   PFPC Inc.
   760 Moore Road
   King of Prussia, PA 19406

                                    CUSTODIAN

   PFPC Trust Company
   The Eastwick Center
   8800 Tinicum Boulevard
   Philadelphia, PA 19153

                                    AUDITORS

   Deloitte & Touche LLP
   1700 Market Street
   Philadelphia, PA 19103

                                  LEGAL COUNSEL

   Vedder, Price, Kaufman & Kammholz, P.C.
   222 North LaSalle Street
   Chicago, IL 60601


   This report is intended for the information of shareholders of Senbanc Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund.


                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2004


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications pursuant  to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                Hilliard Lyons Research Trust
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ James M. Rogers
                         -------------------------------------------------------
                            James M. Rogers, President & Chief Executive Officer
                            (principal executive officer)

Date     March 6, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ James M. Rogers
                         -------------------------------------------------------
                            James M. Rogers, President & Chief Executive Officer
                            (principal executive officer)

Date     March 6, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*   /s/ Joel Weiss
                         -------------------------------------------------------
                            Joel Weiss, Treasurer & Chief Financial Officer
                            (principal financial officer)

Date     March 2, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.